================================================================================

                      UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number   811-1629

                       RIVERSOURCE DIMENSIONS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       50606 Ameriprise Financial Center, Minneapolis, Minnesota     55474
--------------------------------------------------------------------------------
                  (Address of principal executive offices)         (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (612) 671-1947

Date of fiscal year end:     7/31

Date of reporting period:    4/30

================================================================================

                               PORTFOLIO HOLDINGS

                                      FOR

                       RIVERSOURCE DISCIPLINED SMALL AND

                              MID CAP EQUITY FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (105.1%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (0.1%)
Innovative Solutions & Support                        1,924(b)              $52,217
-----------------------------------------------------------------------------------

AIRLINES (0.9%)
Alaska Air Group                                      3,175(b)               93,980
Republic Airways Holdings                            10,817(b)              229,969
US Airways Group                                      3,675(b)              135,755
                                                                    ---------------
Total                                                                       459,704
-----------------------------------------------------------------------------------

AUTO COMPONENTS (3.6%)
American Axle & Mfg Holdings                          7,395                 206,690
ArvinMeritor                                          7,503                 154,937
Autoliv                                               1,997(c)              116,126
BorgWarner                                            3,111                 242,378
Cooper Tire & Rubber                                  6,367                 123,074
Goodyear Tire & Rubber                               16,076(b)              534,687
Sauer-Danfoss                                         3,685                 109,887
TRW Automotive Holdings                               9,552(b)              353,997
                                                                    ---------------
Total                                                                     1,841,776
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.8%)
GTx                                                   5,311(b)              103,617
Incyte                                               12,434(b)               95,866
Pharmion                                              2,944(b)               89,174
Savient Pharmaceuticals                               7,867(b)               90,471
                                                                    ---------------
Total                                                                       379,128
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.8%)
Lennox Intl                                           4,282                 144,774
USG                                                   5,650(b)              260,748
                                                                    ---------------
Total                                                                       405,522
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CAPITAL MARKETS (2.2%)
Allied Capital                                        2,567                 $74,186
American Capital Strategies                           8,546                 416,019
Apollo Investment                                     5,713                 125,515
Knight Capital Group Cl A                             3,313(b)               53,671
MCG Capital                                           5,401                  95,166
Raymond James Financial                               4,126                 126,586
SEI Investments                                       1,606                  98,014
SWS Group                                             5,168                 134,316
                                                                    ---------------
Total                                                                     1,123,473
-----------------------------------------------------------------------------------

CHEMICALS (4.7%)
Albemarle                                             5,170                 219,467
Ashland                                               6,820                 408,858
CF Inds Holdings                                      3,310                 131,374
Eastman Chemical                                      4,218                 285,558
Hercules                                              4,656(b)               87,719
Huntsman                                              2,426                  47,550
Innospec                                              2,881(c)              154,681
Intl Flavors & Fragrances                             2,301                 111,990
Olin                                                  7,455                 127,779
OM Group                                              2,577(b)              135,370
Terra Inds                                           10,442(b)              184,197
Westlake Chemical                                     9,437                 275,465
WR Grace & Co                                         7,628(b)              202,905
                                                                    ---------------
Total                                                                     2,372,913
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
BancorpSouth                                          2,854                  70,123
BOK Financial                                         1,468                  75,352
Commerce Bancshares                                   2,018                  95,532
First BanCorp                                         6,944(c)               87,078
First Horizon Natl                                    2,382                  93,398
FirstMerit                                            3,873                  80,868
Fulton Financial                                      4,763                  70,111
Trustmark                                             5,555                 147,819
W Holding                                            39,618(c)              191,752
                                                                    ---------------
Total                                                                       912,033
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.9%)
ABM Inds                                              4,159                 117,034
AMREP                                                 1,833                 110,457

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Corrections Corp of America                           2,496(b)             $141,773
Deluxe                                                9,389                 355,373
First Consulting Group                                7,356(b)               73,192
GEO Group                                             1,167(b)               59,750
Healthcare Services Group                             3,233                  90,524
Huron Consulting Group                                2,225(b)              134,724
M&F Worldwide                                         1,523(b)               97,396
Standard Parking                                      1,942(b)               65,504
TeleTech Holdings                                     3,968(b)              149,713
Watson Wyatt Worldwide Cl A                           1,501                  70,742
                                                                    ---------------
Total                                                                     1,466,182
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.6%)
Blue Coat Systems                                     3,902(b)              136,804
C-COR                                                10,010(b)              123,323
CommScope                                             2,166(b)              101,044
Loral Space & Communications                          3,082(b)              147,844
Polycom                                               5,506(b)              183,350
Sonus Networks                                       14,973(b)              115,741
                                                                    ---------------
Total                                                                       808,106
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.0%)
Brocade Communications Systems                        7,587(b)               74,125
Imation                                               1,923                  70,978
Palm                                                  4,614(b)               77,884
Western Digital                                      16,146(b)              285,462
                                                                    ---------------
Total                                                                       508,449
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Quanta Services                                       3,501(b)               96,242
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
Cash America Intl                                     2,106                  90,895
First Marblehead                                      3,081                 111,686
World Acceptance                                      1,156(b)               49,627
                                                                    ---------------
Total                                                                       252,208
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO HOLDINGS
   AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONTAINERS & PACKAGING (1.0%)
Greif Cl A                                            1,788                 $99,413
Owens-Illinois                                        4,789(b)              144,102
Pactiv                                                2,961(b)              102,391
Rock-Tenn Cl A                                        3,740                 143,092
                                                                    ---------------
Total                                                                       488,998
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.4%)
Career Education                                      3,998(b)              118,101
INVESTools                                            7,907(b)              107,772
                                                                    ---------------
Total                                                                       225,873
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Resource America Cl A                                 2,891                  63,920
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
Alaska Communications Systems Group                   4,626                  73,553
CenturyTel                                            4,155                 191,338
Cogent Communications Group                           5,690(b)              144,867
FairPoint Communications                              7,051                 132,277
Golden Telecom                                        3,815(c)              223,598
PAETEC Holding                                        8,763(b)               91,398
Premiere Global Services                              4,426(b)               53,864
SureWest Communications                               4,498                 113,889
                                                                    ---------------
Total                                                                     1,024,784
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.7%)
Allete                                                4,689                 226,994
ITC Holdings                                          2,000                  84,160
Northeast Utilities                                   7,503                 241,371
Pinnacle West Capital                                   819                  39,550
Reliant Energy                                       10,718(b)              238,690
UIL Holdings                                          1,098                  37,497
                                                                    ---------------
Total                                                                       868,262
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.1%)
Belden CDT                                            1,916                 107,066
General Cable                                         2,125(b)              122,060
II-VI                                                 3,292(b)               89,180
Superior Essex                                        6,417(b)              229,087
                                                                    ---------------
Total                                                                       547,393
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.7%)
Agilysys                                              4,303                  90,492
Arrow Electronics                                     8,223(b)              324,973
Avnet                                                10,758(b)              440,002
Benchmark Electronics                                 5,975(b)              126,551
Ingram Micro Cl A                                    16,039(b)              314,685
Insight Enterprises                                  10,848(b)              215,007
Solectron                                            54,805(b)              183,597
SYNNEX                                                9,777(b)              191,140
                                                                    ---------------
Total                                                                     1,886,447
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.6%)
GulfMark Offshore                                     1,528(b)               73,191
Helmerich & Payne                                     2,405                  77,657
Lone Star Technologies                                2,498(b)              165,892
Matrix Service                                        4,909(b)              119,780
SEACOR Holdings                                         625(b)               59,550
Tidewater                                             1,626                 102,779
Unit                                                  3,606(b)              206,084
                                                                    ---------------
Total                                                                       804,933
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FOOD & STAPLES RETAILING (3.4%)
BJ's Wholesale Club                                   3,726(b)             $128,659
Great Atlantic & Pacific Tea                          2,261(b)               72,782
Ingles Markets Cl A                                   3,851                 138,482
Nash Finch                                            3,171                 123,574
PriceSmart                                            4,475                  74,419
Rite Aid                                             20,722(b)              127,233
Ruddick                                               4,452                 133,694
Spartan Stores                                        3,836                  98,815
SUPERVALU                                            14,475                 664,402
Weis Markets                                          3,545                 152,577
                                                                    ---------------
Total                                                                     1,714,637
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.6%)
Pilgrim's Pride                                       3,693                 134,831
Sanderson Farms                                       2,113                  83,527
Seaboard                                                176                 438,769
Smithfield Foods                                      4,804(b)              146,858
                                                                    ---------------
Total                                                                       803,985
-----------------------------------------------------------------------------------

GAS UTILITIES (0.9%)
Nicor                                                 1,453                  74,452
ONEOK                                                 5,434                 263,060
Southwest Gas                                         1,657                  62,784
UGI                                                   2,576                  73,055
                                                                    ---------------
Total                                                                       473,351
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Conceptus                                             5,953(b)              123,108
Immucor                                               2,932(b)               95,671
Inverness Medical Innovations                         2,303(b)               92,235
West Pharmaceutical Services                          8,316                 413,887
ZOLL Medical                                          4,463(b,d)            107,871
                                                                    ---------------
Total                                                                       832,772
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.5%)
Alliance Imaging                                      5,500(b)               49,500
AMERIGROUP                                            2,446(b)               68,806
Apria Healthcare Group                                5,579(b)              177,077
CorVel                                                4,894(b)              133,068
Emeritus                                              2,278(b)               75,060
Kindred Healthcare                                    6,988(b)              244,021
LHC Group                                             3,421(b)               87,578
Magellan Health Services                              1,792(b)               76,877
Manor Care                                            1,846                 119,787
Molina Healthcare                                     8,433(b)              254,845
Service Corp Intl                                     7,851                  95,390
Sun Healthcare Group                                  7,433(b)               93,210
Sunrise Senior Living                                 2,118(b)               81,098
VCA Antech                                            2,403(b)               94,750
WellCare Health Plans                                 1,518(b)              122,336
                                                                    ---------------
Total                                                                     1,773,403
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.5%)
Allscripts Healthcare Solutions                       3,622(b)               95,802
Dendrite Intl                                         3,579(b)               56,906
Emageon                                               8,997(b)              103,555
                                                                    ---------------
Total                                                                       256,263
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Jack in the Box                                       1,289(b)               85,873
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HOUSEHOLD DURABLES (4.9%)
American Greetings Cl A                               3,233                 $82,280
Beazer Homes USA                                      3,344                 111,623
Furniture Brands Intl                                 3,057(d)               49,157
Hovnanian Enterprises Cl A                            4,280(b)              102,677
KB HOME                                               8,601                 379,390
MDC Holdings                                          4,927                 252,558
Meritage Homes                                        2,620(b)               91,202
NVR                                                     610(b)              502,640
Ryland Group                                          4,188                 185,528
Standard-Pacific                                      6,612                 137,860
Tempur-Pedic Intl                                     6,206                 161,170
Toll Brothers                                        13,812(b)              411,321
                                                                    ---------------
Total                                                                     2,467,406
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.6%)
Energizer Holdings                                    3,135(b)              304,659
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Dynegy Cl A                                          12,315(b)              115,884
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Sequa Cl A                                              962(b)              112,747
Tredegar                                              2,725                  63,683
                                                                    ---------------
Total                                                                       176,430
-----------------------------------------------------------------------------------

INSURANCE (6.8%)
American Financial Group                              7,471                 263,502
Commerce Group                                        4,293                 139,995
Conseco                                              13,945(b)              246,687
Fidelity Natl Financial Cl A                         20,487                 522,214
First American                                       10,548                 543,223
Hanover Insurance Group                               2,189                 100,606
LandAmerica Financial Group                           1,965                 157,888
Mercury General                                         652                  35,306
Natl Western Life Insurance Cl A                        379                 101,458
Odyssey Re Holdings                                   8,227                 344,711
Ohio Casualty                                         4,925                 155,827
Old Republic Intl                                    13,203                 280,828
Reinsurance Group of America                          5,462                 340,337
Transatlantic Holdings                                1,867                 129,738
                                                                    ---------------
Total                                                                     3,362,320
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Systemax                                              9,722                 165,566
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.7%)
Akamai Technologies                                   5,152(b)              227,100
CMGI                                                 37,153(b)               78,021
Digital River                                         1,102(b)               64,500
EarthLink                                            14,292(b)              109,477
Equinix                                                 576(b)               48,079
Interwoven                                            8,743(b)              133,506
RealNetworks                                          9,506(b)               71,770
ValueClick                                            2,519(b)               72,043
WebEx Communications                                    607(b)               34,441
                                                                    ---------------
Total                                                                       838,937
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO HOLDINGS
   AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

IT SERVICES (2.1%)
Convergys                                             4,970(b)             $125,542
Gartner                                               4,680(b)              118,076
iGATE                                                10,000(b)               68,900
Perot Systems Cl A                                    4,045(b)               72,406
Syntel                                                4,622                 162,047
TALX                                                  2,156                  74,360
Total System Services                                 6,681                 207,512
Unisys                                               28,462(b)              223,143
                                                                    ---------------
Total                                                                     1,051,986
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Brunswick                                             9,879                 323,635
Hasbro                                                4,673                 147,714
JAKKS Pacific                                         3,094(b)               74,349
                                                                    ---------------
Total                                                                       545,698
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.8%)
Advanced Magnetics                                    1,997(b)              131,403
Bruker BioSciences                                    5,191(b)               59,748
PAREXEL Intl                                          5,964(b)              234,266
                                                                    ---------------
Total                                                                       425,417
-----------------------------------------------------------------------------------

MACHINERY (2.9%)
AGCO                                                  4,691(b)              195,755
Astec Inds                                            2,852(b)              116,076
Briggs & Stratton                                     2,861                  84,886
Cascade                                               1,402                  86,882
Gorman-Rupp                                           4,254                 136,426
Mueller Inds                                          1,740                  57,072
Navistar Intl                                         1,519(b)               84,350
Robbins & Myers                                       2,346                  90,157
SPX                                                   3,028                 214,625
Terex                                                 1,892(b)              147,292
Timken                                                6,905                 227,727
                                                                    ---------------
Total                                                                     1,441,248
-----------------------------------------------------------------------------------

MARINE (0.4%)
American Commercial Lines                             6,818(b)              200,926
-----------------------------------------------------------------------------------

MEDIA (0.9%)
Charter Communications Cl A                          47,354(b)              143,009
Interpublic Group of Companies                        8,089(b)              102,569
Marvel Entertainment                                  1,814(b)               53,567
Sinclair Broadcast Group Cl A                         8,422                 137,531
                                                                    ---------------
Total                                                                       436,676
-----------------------------------------------------------------------------------

METALS & MINING (3.8%)
Chaparral Steel                                       2,492                 175,686
Cleveland-Cliffs                                      5,100                 353,379
Commercial Metals                                    11,215                 376,038
Metal Management                                      2,171                 104,360
Quanex                                                7,870                 338,646
Reliance Steel & Aluminum                             2,299                 136,561
Ryerson                                               4,137                 170,196
Schnitzer Steel Inds Cl A                             2,404                 124,792
Worthington Inds                                      5,952                 132,432
                                                                    ---------------
Total                                                                     1,912,090
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MULTILINE RETAIL (1.6%)
Big Lots                                              4,299(b)             $138,428
Bon-Ton Stores                                        3,106                 154,275
Dillard's Cl A                                        8,285(d)              286,910
Dollar Tree Stores                                    2,439(b)               95,901
Saks                                                  6,612(d)              138,455
                                                                    ---------------
Total                                                                       813,969
-----------------------------------------------------------------------------------

MULTI-UTILITIES (2.0%)
Avista                                                5,609                 132,316
CenterPoint Energy                                   21,493                 404,714
Integrys Energy Group                                 4,653                 261,033
NSTAR                                                 1,909                  68,533
OGE Energy                                            3,746                 143,996
                                                                    ---------------
Total                                                                     1,010,592
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.8%)
Cimarex Energy                                        8,826                 347,744
Delta Petroleum                                       3,046(b)               66,068
Forest Oil                                            1,709(b)               60,225
Frontier Oil                                          6,141                 216,962
Holly                                                 2,797                 177,889
Houston Exploration                                   4,088(b)              226,353
MarkWest Hydrocarbon                                  2,280                 136,435
Overseas Shipholding Group                            4,286                 303,449
Pogo Producing                                        6,197                 299,067
Stone Energy                                          5,497(b)              162,876
Swift Energy                                          3,397(b)              138,088
Tesoro                                                7,371                 893,366
USEC                                                  6,536(b)              131,831
W&T Offshore                                          4,270                 129,595
Western Refining                                      2,954                 117,037
                                                                    ---------------
Total                                                                     3,406,985
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Buckeye Technologies                                  9,602(b)              121,657
Louisiana-Pacific                                    11,144                 219,649
                                                                    ---------------
Total                                                                       341,306
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.8%)
Alberto-Culver                                        4,311                 104,714
American Oriental Bioengineering                     11,322(b)              112,654
Chattem                                               2,033(b)              116,165
NBTY                                                  1,197(b)               59,144
                                                                    ---------------
Total                                                                       392,677
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
Alpharma Cl A                                         2,530                  61,479
Auxilium Pharmaceuticals                              3,449(b)               51,252
King Pharmaceuticals                                 17,285(b)              353,479
Medicines                                             5,199(b)              118,433
Watson Pharmaceuticals                                3,113(b)               84,985
                                                                    ---------------
Total                                                                       669,628
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (5.4%)
Alexander's                                             335(b)              128,640
American Home Mtge Investment                         5,378                 133,267
Annaly Capital Management                             6,016                  95,715
Anthracite Capital                                    2,652                  30,763
Apartment Investment & Management Cl A                2,669                 147,596

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Arbor Realty Trust                                    2,194                 $67,553
Capital Trust Cl A                                    1,517                  71,860
Deerfield Triarc Capital                              3,389                  54,868
Digital Realty Trust                                  2,347                  94,936
Entertainment Properties Trust                        1,482                  89,542
Health Care Property Investors                        5,269                 186,470
Health Care REIT                                      1,527                  69,081
Home Properties                                       1,046                  58,262
iStar Financial                                       6,359                 304,724
Luminent Mtge Capital                                 5,252                  43,382
Nationwide Health Properties                          3,600                 115,416
Natl Health Investors                                 1,885                  63,939
Newcastle Investment                                  3,662                 106,967
NorthStar Realty Finance                              6,212                  91,938
Omega Healthcare Investors                            5,231                  87,881
RAIT Financial Trust                                  4,009                 112,853
Redwood Trust                                         3,612                 181,359
Senior Housing Properties Trust                       4,857                 110,885
SL Green Realty                                       1,707                 240,517
United Dominion Realty Trust                          1,383                  41,545
                                                                    ---------------
Total                                                                     2,729,959
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
Forest City Enterprises Cl A                          3,295                 220,139
Jones Lang LaSalle                                      944                 101,471
                                                                    ---------------
Total                                                                       321,610
-----------------------------------------------------------------------------------

ROAD & RAIL (2.4%)
Arkansas Best                                         5,861                 230,923
Con-way                                               4,046                 221,033
Ryder System                                          1,713                  90,172
Swift Transportation                                  4,430(b,d)            138,570
Werner Enterprises                                   15,612                 295,224
YRC Worldwide                                         6,257(b)              248,966
                                                                    ---------------
Total                                                                     1,224,888
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.9%)
Amkor Technology                                      4,207(b)               58,856
LSI                                                   8,251(b)               70,134
Novellus Systems                                      1,248(b)               40,398
OmniVision Technologies                              14,082(b)              190,389
Tessera Technologies                                    937(b)               40,094
Varian Semiconductor Equipment Associates             1,018(b)               67,554
                                                                    ---------------
Total                                                                       467,425
-----------------------------------------------------------------------------------

SOFTWARE (2.0%)
Activision                                            4,590(b)               91,800
Ansoft                                                4,958(b)              160,094
BMC Software                                          5,663(b)              183,311
Mentor Graphics                                      11,471(b)              185,601
Take-Two Interactive Software                         8,696(b)              166,702
THQ                                                   1,896(b)               63,270
VASCO Data Security Intl                              7,378(b)              157,815
                                                                    ---------------
Total                                                                     1,008,593
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO HOLDINGS
   AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (4.8%)
American Eagle Outfitters                             4,486                $132,202
Asbury Automotive Group                               3,763                 108,262
AutoNation                                           12,498(b)              255,459
Barnes & Noble                                        5,698                 225,242
Borders Group                                         6,077(d)              128,285
Buckle                                                1,967                  70,065
Cabela's                                              1,951(b)               46,278
CarMax                                                3,661(b)               91,232
Foot Locker                                          15,494                 368,601
GameStop Cl A                                         1,504(b)               49,888
Group 1 Automotive                                    1,385                  56,785
GUESS?                                                3,422                 134,827
Pacific Sunwear of California                         4,527(b)               94,750
RadioShack                                            7,952                 231,165
Rent-A-Center                                         5,837(b)              162,502
Sonic Automotive Cl A                                 3,358                  96,005
Talbots                                               2,687                  63,145
Zale                                                  3,978(b)              111,026
                                                                    ---------------
Total                                                                     2,425,719
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TEXTILES, APPAREL & LUXURY GOODS (1.7%)
Deckers Outdoor                                       1,687(b)             $127,757
Jones Apparel Group                                   4,256                 142,108
Kellwood                                              1,651                  46,525
Liz Claiborne                                         5,689                 254,412
Perry Ellis Intl                                      4,901(b)              162,713
Phillips-Van Heusen                                   2,366                 132,259
                                                                    ---------------
Total                                                                       865,774
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.5%)
Fremont General                                       9,223                  69,634
People's United Financial                            12,579                 250,448
PMI Group                                             8,796                 426,341
Triad Guaranty                                          717(b)               31,699
                                                                    ---------------
Total                                                                       778,122
-----------------------------------------------------------------------------------

TOBACCO (0.3%)
Universal                                             2,102                 131,753
-----------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
SJW                                                   2,989                 103,599
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (0.9%)
Centennial Communications                             8,569(b)              $71,380
InPhonic                                              9,679(b)               92,338
Leap Wireless Intl                                    1,843(b)              140,676
Telephone & Data Systems                              2,797                 159,289
                                                                    ---------------
Total                                                                       463,683
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $50,291,348)                                                     $53,130,372
-----------------------------------------------------------------------------------

MONEY MARKET FUND (8.6%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  4,361,468(e)           $4,361,468
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,361,468)                                                       $4,361,468
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $54,652,816)(f)                                                  $57,491,840
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2007, the value of foreign securities represented 1.5% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                CONTRACTS
-------------------------------------------------------------------------
PURCHASE CONTRACTS
E-Mini S&P MidCap 400 Index, June 2007                              1
Mini Russell 2000 Index, June 2007                                  2

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $54,653,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $4,226,000
Unrealized depreciation                                              (1,387,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $2,839,000
-------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO HOLDINGS
   AT APRIL 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.3%)
ISSUER                                            SHARES                      VALUE(A)
AEROSPACE & DEFENSE (0.2%)
Ladish                                                1,762(b)                 $71,643
--------------------------------------------------------------------------------------

AIRLINES (0.6%)
Alaska Air Group                                      2,278(b)                  67,429
ExpressJet Holdings                                   7,141(b)                  42,632
SkyWest                                               2,943                     80,079
                                                                       ---------------
Total                                                                          190,140
--------------------------------------------------------------------------------------

AUTO COMPONENTS (3.4%)
American Axle & Mfg Holdings                          9,701                    271,143
ArvinMeritor                                         14,795                    305,517
Bandag                                                1,311                     66,127
Cooper Tire & Rubber                                  6,216                    120,155
Modine Mfg                                            5,645                    130,569
Sauer-Danfoss                                         2,922                     87,134
Visteon                                               9,862(b)                  89,941
                                                                       ---------------
Total                                                                        1,070,586
--------------------------------------------------------------------------------------

BEVERAGES (0.2%)
Boston Beer Cl A                                      1,895(b)                  61,038
--------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.5%)
Incyte                                                8,939(b)                  68,920
Savient Pharmaceuticals                               7,981(b)                  91,781
                                                                       ---------------
Total                                                                          160,701
--------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.5%)
Apogee Enterprises                                    3,905                     94,032
Universal Forest Products                             1,134                     52,686
                                                                       ---------------
Total                                                                          146,718
--------------------------------------------------------------------------------------

CAPITAL MARKETS (2.9%)
American Capital Strategies                           3,008                    146,429
Apollo Investment                                    10,544                    231,653
Capital Southwest                                       613(d)                  94,892
Cohen & Steers                                        1,400                     71,834
Knight Capital Group Cl A                             3,952(b)                  64,022
MCG Capital                                           5,326                     93,844
Piper Jaffray Companies                               1,465(b)                  93,482
SWS Group                                             4,858                    126,259
                                                                       ---------------
Total                                                                          922,415
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

CHEMICALS (3.7%)
CF Inds Holdings                                      3,218                   $127,722
Georgia Gulf                                          4,235                     67,633
Innospec                                              3,019(c)                 162,090
Minerals Technologies                                 1,520                     96,702
Olin                                                  6,730                    115,352
OM Group                                              3,089(b)                 162,265
PolyOne                                              12,804(b)                  83,994
Terra Inds                                           11,917(b)                 210,217
WR Grace & Co                                         5,081(b)                 135,155
                                                                       ---------------
Total                                                                        1,161,130
--------------------------------------------------------------------------------------

COMMERCIAL BANKS (7.4%)
Ameris Bancorp                                        1,177                     27,000
BancFirst                                             1,437                     61,518
BancorpSouth                                          2,725                     66,953
Banner                                                1,649                     61,541
BOK Financial                                         1,191                     61,134
Cascade Bancorp                                       3,783                     81,108
Chemical Financial                                    5,013                    133,997
Citizens Republic Bancorp                             4,207                     84,182
City Natl                                             1,144                     83,764
Commerce Bancshares                                   1,688                     79,910
Community Bank System                                 1,367                     28,024
Community Trust Bancorp                               3,475                    115,579
Farmers Capital Bank                                    919                     26,329
First BanCorp                                        15,914(c)                 199,563
First Horizon Natl                                    2,338                     91,673
First Regional Bancorp                                1,673(b)                  41,825
FirstMerit                                            5,424                    113,253
Frontier Financial                                    1,112                     27,633
Glacier Bancorp                                       2,896                     62,206
Greene County Bancshares                              1,689                     56,784
Intervest Bancshares                                  2,138(b)                  54,433
Intl Bancshares                                         961                     27,629
MainSource Financial Group                            1,746                     28,198
Pinnacle Financial Partners                           1,563(b)                  45,749
Preferred Bank                                        1,294                     47,360
Prosperity Bancshares                                 1,421                     49,294
Renasant                                              1,698                     39,512
Susquehanna Bancshares                                4,708                    104,894

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
COMMERCIAL BANKS (CONT.)
TCF Financial                                         2,484                    $67,267
Trustmark                                             3,597(d)                  95,716
UMB Financial                                         4,135                    161,761
W Holding                                            22,875(c)                 110,715
                                                                       ---------------
Total                                                                        2,336,504
--------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.2%)
ABM Inds                                              5,239                    147,425
AMREP                                                 1,299                     78,278
CDI                                                   2,994                     88,682
Deluxe                                                4,890                    185,086
M&F Worldwide                                         1,264(b)                  80,833
PHH                                                   3,153(b)                  96,167
Standard Parking                                      1,924(b)                  64,897
Viad                                                  3,756                    153,395
Waste Inds USA                                        2,730                     71,690
Watson Wyatt Worldwide Cl A                           1,108                     52,220
                                                                       ---------------
Total                                                                        1,018,673
--------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.9%)
Anaren                                                5,817(b)                 110,058
ARRIS Group                                           5,289(b)                  78,383
Black Box                                               945                     34,436
C-COR                                                 9,567(b)                 117,865
Extreme Networks                                      8,249(b)                  33,738
Loral Space & Communications                          1,937(b)                  92,918
Polycom                                               3,634(b)                 121,012
                                                                       ---------------
Total                                                                          588,410
--------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.7%)
Hutchinson Technology                                 2,387(b)                  45,353
Imation                                               2,330                     86,001
Palm                                                  4,921(b)                  83,066
                                                                       ---------------
Total                                                                          214,420
--------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
EMCOR Group                                             919(b)                  57,612
--------------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
Cash America Intl                                     3,489                    150,586
CompuCredit                                           1,208(b)                  43,681
World Acceptance                                      1,270(b)                  54,521
                                                                       ---------------
Total                                                                          248,788
--------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

CONTAINERS & PACKAGING (0.8%)
Greif Cl A                                            2,158                   $119,985
Rock-Tenn Cl A                                        3,634                    139,037
                                                                       ---------------
Total                                                                          259,022
--------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Building Materials Holding                            4,501                     65,355
--------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
INVESTools                                            7,694(b)                 104,869
--------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Resource America Cl A                                 3,467                     76,655
--------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
Alaska Communications Systems Group                   5,874                     93,397
Cogent Communications Group                           5,130(b)                 130,610
FairPoint Communications                              6,092                    114,286
Golden Telecom                                        3,669(c)                 215,039
PAETEC Holding                                        7,328(b)                  76,431
SureWest Communications                               3,109                     78,720
Time Warner Telecom Cl A                              5,779(b,d)               118,470
                                                                       ---------------
Total                                                                          826,953
--------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
Allete                                                2,143                    103,743
ITC Holdings                                          1,349                     56,766
UIL Holdings                                          1,773                     60,548
                                                                       ---------------
Total                                                                          221,057
--------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.1%)
Belden CDT                                            1,065                     59,512
General Cable                                         2,038(b)                 117,063
Superior Essex                                        2,569(b)                  91,713
Woodward Governor                                     1,860                     91,791
                                                                       ---------------
Total                                                                          360,079
--------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Agilysys                                              4,842                    101,827
Benchmark Electronics                                 3,464(b)                  73,368
Insight Enterprises                                   3,791(b)                  75,138
Methode Electronics                                   4,397                     66,307
SYNNEX                                                8,318(b)                 162,616
Technitrol                                            3,693                     99,083
                                                                       ---------------
Total                                                                          578,339
--------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Bristow Group                                         2,296(b)                  86,330
Lone Star Technologies                                2,929(b)                 194,515
Parker Drilling                                       6,548(b)                  71,111
                                                                       ---------------
Total                                                                          351,956
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

FOOD & STAPLES RETAILING (2.5%)
Great Atlantic & Pacific Tea                          3,741(b)                $120,423
Ingles Markets Cl A                                   3,095                    111,296
Nash Finch                                            3,197                    124,587
PriceSmart                                            5,259                     87,457
Ruddick                                               5,861                    176,006
Spartan Stores                                        5,012                    129,109
Weis Markets                                          1,005                     43,255
                                                                       ---------------
Total                                                                          792,133
--------------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
Chiquita Brands Intl                                  5,773                     85,614
Imperial Sugar                                        2,072                     61,663
Pilgrim's Pride                                       4,791                    174,919
Sanderson Farms                                       1,453                     57,437
Seaboard                                                 76                    189,468
                                                                       ---------------
Total                                                                          569,101
--------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Nicor                                                   873                     44,733
Southwest Gas                                         1,369                     51,871
                                                                       ---------------
Total                                                                           96,604
--------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Inverness Medical Innovations                         1,638(b)                  65,602
ZOLL Medical                                          3,449(b)                  83,362
                                                                       ---------------
Total                                                                          148,964
--------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.3%)
Alliance Imaging                                     11,587(b)                 104,283
AMERIGROUP                                            2,059(b)                  57,920
AMN Healthcare Services                               1,827(b)                  44,487
Apria Healthcare Group                                3,879(b)                 123,119
CorVel                                                4,071(b)                 110,690
Emeritus                                              3,145(b)                 103,628
Horizon Health                                        3,567(b)                  69,093
Kindred Healthcare                                    6,104(b)                 213,153
Magellan Health Services                              1,223(b)                  52,467
MedCath                                               1,225(b)                  36,407
Molina Healthcare                                     3,184(b)                  96,220
Natl Healthcare                                         713                     36,584
                                                                       ---------------
Total                                                                        1,048,051
--------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.7%)
Ambassadors Intl                                      2,376                     97,226
Bally Technologies                                    2,164(b)                  50,638
Bob Evans Farms                                       2,734                    100,338
Jack in the Box                                       3,020(b)                 201,192
Vail Resorts                                          1,650(b)                  94,083
                                                                       ---------------
Total                                                                          543,477
--------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.4%)
American Greetings Cl A                               6,698                    170,464
Avatar Holdings                                       1,480(b)                 111,104
Blyth                                                 2,272                     59,299
Furniture Brands Intl                                 5,889                     94,695
Hovnanian Enterprises Cl A                            6,007(b)                 144,108
Kimball Intl Cl B                                     2,367                     42,606
Meritage Homes                                        3,758(b)                 130,816
                                                                       ---------------
Total                                                                          753,092
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

INDUSTRIAL CONGLOMERATES (0.3%)
Sequa Cl A                                              898(b)                $105,246
--------------------------------------------------------------------------------------

INSURANCE (7.9%)
American Physicians Capital                           2,642(b)                 104,465
Argonaut Group                                        5,671(b)                 190,602
CNA Surety                                            1,886(b)                  38,927
Commerce Group                                        6,628                    216,139
EMC Insurance Group                                   3,178                     79,768
Infinity Property & Casualty                          3,581                    166,552
LandAmerica Financial Group                           3,724                    299,223
Meadowbrook Insurance Group                           9,105(b)                 101,157
Natl Western Life Insurance Cl A                        449                    120,197
Odyssey Re Holdings                                   4,518                    189,304
Ohio Casualty                                        11,367                    359,651
Presidential Life                                     4,016(d)                  76,344
Safety Insurance Group                                2,504                    100,310
Selective Insurance Group                             6,496                    169,416
Stewart Information Services                          3,591                    144,430
Zenith Natl Insurance                                 2,951                    136,484
                                                                       ---------------
Total                                                                        2,492,969
--------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
Systemax                                              7,308                    124,455
--------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.8%)
CMGI                                                 55,888(b)                 117,365
EarthLink                                            19,481(b)                 149,224
InfoSpace                                             1,258(b)                  32,280
Interwoven                                           11,024(b)                 168,336
SonicWALL                                             4,973(b)                  40,580
United Online                                         3,320                     47,908
                                                                       ---------------
Total                                                                          555,693
--------------------------------------------------------------------------------------

IT SERVICES (2.2%)
Authorize.Net Holdings                                8,758(b)                 154,492
BISYS Group                                          11,870(b)                 137,336
Forrester Research                                    1,696(b)                  43,723
iGATE                                                10,481(b)                  72,214
Infocrossing                                          3,961(b)                  63,336
ManTech Intl Cl A                                     1,644(b)                  50,438
Perot Systems Cl A                                    5,748(b)                 102,889
StarTek                                               6,371                     61,225
                                                                       ---------------
Total                                                                          685,653
--------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.7%)
JAKKS Pacific                                         5,394(b)                 129,618
Oakley                                                3,752                     90,536
                                                                       ---------------
Total                                                                          220,154
--------------------------------------------------------------------------------------

MACHINERY (2.3%)
Barnes Group                                          3,401                     82,644
Briggs & Stratton                                     3,639                    107,969
Cascade                                               1,491                     92,397
CIRCOR Intl                                           1,573                     57,257
EnPro Inds                                            1,882(b)                  70,876
Gorman-Rupp                                           3,789                    121,514
Mueller Inds                                          1,417                     46,478

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
MACHINERY (CONT.)
Robbins & Myers                                       2,402                    $92,309
Wabash Natl                                           3,475                     54,071
                                                                       ---------------
Total                                                                          725,515
--------------------------------------------------------------------------------------

MEDIA (0.5%)
Charter Communications Cl A                          31,158(b)                  94,097
Scholastic                                            2,340(b)                  72,236
                                                                       ---------------
Total                                                                          166,333
--------------------------------------------------------------------------------------

METALS & MINING (5.1%)
Chaparral Steel                                       4,688                    330,503
Cleveland-Cliffs                                      3,437                    238,150
Metal Management                                      2,914                    140,076
Olympic Steel                                         1,732                     57,641
Quanex                                                4,820                    207,405
Ryerson                                               5,742                    236,226
Schnitzer Steel Inds Cl A                             4,318                    224,147
Worthington Inds                                      8,258                    183,741
                                                                       ---------------
Total                                                                        1,617,889
--------------------------------------------------------------------------------------

MULTILINE RETAIL (1.0%)
Big Lots                                              6,359(b)                 204,760
Bon-Ton Stores                                        2,323                    115,383
                                                                       ---------------
Total                                                                          320,143
--------------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Avista                                                4,893                    115,426
CenterPoint Energy                                    6,984                    131,509
NorthWestern Energy                                   1,521                     53,448
                                                                       ---------------
Total                                                                          300,383
--------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.9%)
Delta Petroleum                                       2,393(b)                  51,904
Houston Exploration                                   2,607(b)                 144,350
Stone Energy                                          5,494(b)                 162,787
Swift Energy                                          4,274(b)                 173,738
USEC                                                 11,084(b)                 223,565
Western Refining                                      1,636                     64,818
Whiting Petroleum                                     2,549(b)                 112,207
                                                                       ---------------
Total                                                                          933,369
--------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Schweitzer-Mauduit Intl                               2,709                     74,362
--------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Playtex Products                                      5,454(b)                  83,010
--------------------------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Alpharma Cl A                                         3,179                     77,250
King Pharmaceuticals                                  9,087(b)                 185,829
                                                                       ---------------
Total                                                                          263,079
--------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (8.5%)
American Home Mtge Investment                         9,084                    225,101
Annaly Capital Management                            10,656                    169,537
Anthracite Capital                                    8,647                    100,305
Arbor Realty Trust                                    1,898                     58,439

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Capital Trust Cl A                                    2,651                   $125,578
Cedar Shopping Centers                                2,250                     35,933
Entertainment Properties Trust                        1,685                    101,808
FelCor Lodging Trust                                  5,405                    137,990
Gramercy Capital                                      1,214                     39,321
Home Properties                                         772                     43,000
IMPAC Mtge Holdings                                  14,939                     82,911
iStar Financial                                       1,706                     81,752
Kite Realty Group Trust                               5,156                    103,120
LTC Properties                                        2,047                     51,318
Luminent Mtge Capital                                 8,601                     71,044
Maguire Properties                                    1,027                     37,003
Medical Properties Trust                              2,462                     35,059
MFA Mtge Investments                                 13,901                    101,477
Mid-America Apartment Communities                       648                     34,960
Nationwide Health Properties                          3,968                    127,214
Natl Health Investors                                 1,492                     50,609
NorthStar Realty Finance                              9,316                    137,877
Omega Healthcare Investors                            8,360                    140,448
PS Business Parks                                       524                     36,104
RAIT Financial Trust                                  3,805                    107,111
Ramco-Gershenson Properties Trust                     1,112                     41,144
Redwood Trust                                         2,266                    113,776
Senior Housing Properties Trust                       3,794                     86,617
Sovran Self Storage                                     657                     36,306
Thornburg Mtge                                        6,109                    169,829
                                                                       ---------------
Total                                                                        2,682,691
--------------------------------------------------------------------------------------

ROAD & RAIL (1.8%)
Arkansas Best                                         5,214                    205,432
Saia                                                  1,679(b)                  47,079
U.S. Xpress Enterprises Cl A                          2,314(b)                  33,136
Werner Enterprises                                    6,911                    130,687
YRC Worldwide                                         3,490(b)                 138,867
                                                                       ---------------
Total                                                                          555,201
--------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Advanced Energy Inds                                  1,875(b)                  45,938
Silicon Storage Technology                            7,939(b)                  32,709
Varian Semiconductor Equipment Associates             1,119(b)                  74,256
                                                                       ---------------
Total                                                                          152,903
--------------------------------------------------------------------------------------

SOFTWARE (1.2%)
Actuate                                              19,286(b)                 109,544
Mentor Graphics                                       6,316(b)                 102,193
Take-Two Interactive Software                         6,330(b)                 121,346
THQ                                                   1,545(b)                  51,557
                                                                       ---------------
Total                                                                          384,640
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

SPECIALTY RETAIL (5.7%)
Books-A-Million                                       7,460                   $124,433
Borders Group                                        11,590                    244,664
Brown Shoe                                            3,352                     90,437
Buckle                                                2,294                     81,712
Cache                                                 1,750(b)                  30,205
Charming Shoppes                                      6,769(b)                  84,613
Finish Line Cl A                                      7,408                     97,712
Group 1 Automotive                                    3,153                    129,273
Jo-Ann Stores                                         1,373(b)                  41,121
Lithia Motors Cl A                                    3,068                     82,683
Rent-A-Center                                         6,544(b)                 182,184
Shoe Carnival                                         3,908(b)                 122,868
Sonic Automotive Cl A                                 5,796                    165,707
Stage Stores                                          6,392                    140,944
Talbots                                               1,557                     36,590
Zale                                                  5,597(b)                 156,212
                                                                       ---------------
Total                                                                        1,811,358
--------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.7%)
Deckers Outdoor                                       1,543(b)                 116,851
Perry Ellis Intl                                      4,778(b)                 158,629
Phillips-Van Heusen                                   1,901                    106,266
Skechers USA Cl A                                     4,844(b)                 152,102
                                                                       ---------------
Total                                                                          533,848
--------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.5%)
Corus Bankshares                                      4,318                     72,586
Fremont General                                      10,549                     79,645
Ocwen Financial                                       6,989(b)                  99,663
PMI Group                                             3,220                    156,073
Triad Guaranty                                        1,784(b)                  78,871
                                                                       ---------------
Total                                                                          486,838
--------------------------------------------------------------------------------------

TOBACCO (0.6%)
Universal                                             3,022                    189,419
--------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Kaman                                                 3,983                     98,778
Rush Enterprises Cl A                                 4,186(b)                  87,069
                                                                       ---------------
Total                                                                          185,847
--------------------------------------------------------------------------------------

WATER UTILITIES (0.3%)
SJW                                                   2,937                    101,796
--------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
USA Mobility                                          1,524                     32,553
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $29,100,131)                                                        $30,829,832
--------------------------------------------------------------------------------------

MONEY MARKET FUND (2.7%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                    849,252(e)             $849,252
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $849,252)                                                           $849,252
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $29,949,383)(f)                                                  $31,679,084
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- AT APRIL 30, 2007

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2007.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At April 30, 2007, the value of foreign securities represented 2.2% of net assets.

--------------------------------------------------------------------------------

 4 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- AT APRIL 30, 2007

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                        CONTRACTS
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
Mini Russell 2000 Index, June 2007                                               9

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $29,949,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $2,735,000
Unrealized depreciation                                              (1,005,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,730,000
-------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- AT APRIL 30, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            RiverSource Dimensions Series, Inc.

By    /s/ Patrick T. Bannigan
      -------------------------
      Patrick T. Bannigan
      President and Principal Executive Officer

Date  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By    /s/ Patrick T. Bannigan
      -------------------------------------------
      Patrick T. Bannigan
      President and Principal Executive Officer

Date   June 27, 2007

By    /s/ Jeffrey P. Fox
      -------------------------------------------
      Jeffrey P. Fox
      Treasurer and Principal Financial Officer

Date  June 27, 2007